18. Authorizations payable (Tables)	12 Months Ended
Dec. 31, 2017
Authorizations Payable Tables
Schedule of Licenses payables
	2017	2016

Renewal of authorizations (i)	262,513	254,515
700 MHz frequency band cleaning, net of AVP (ii)	141,659	976,246
Updated ANATEL Debt (ii)	98,451	89,695
Authorizations payable (iii)	-	57,524
Guarantee insurance on authorizations	4,077	8,652
	506,700	1,386,632

Current portion	(233,173)	(486,494)
Non-current portion	273,527	900,138

Schedule of authorizations payable
Maturity date
Authorization Instruments	450 MHz	800 MHz, 900 MHz and 1,800 MHz	Additional frequencies 1,800 MHz	1,900 MHz and 2,100 MHz (3G)	2,500 MHz V1 Band (4G)	2,500 MHz (P** Band (4G)	700 MHz (4G)
Amapá, Roraima, Pará, Amazonas and Maranhão	-	March, 2031*	April, 2023	April, 2023	October, 2027	Part of AR92 (PA) – February, 2024*	December, 2029
Rio de Janeiro and Espírito Santo	October, 2027	March, 2031*	ES - April, 2023	April, 2023	October, 2027	Part of AR21 (RJ) – February, 2024*	December, 2029
Acre, Rondônia, Mato Grosso, Mato Grosso do Sul, Tocantins, Distrito Federal, Goiás, Rio Grande do Sul (except the municipality of Pelotas and region) and the municipalities of Londrina and Tamarana, in Paraná	PR - October, 2027	March, 2031*	April, 2023	April, 2023	October, 2027	Part of AR61 (DF) – February, 2024*	December, 2029
São Paulo	-	March, 2031*	Countryside - April, 2023	April, 2023	October, 2027	-	December, 2029
Paraná (except the municipalities of Londrina and Tamarana)	October, 2027	September, 2022*	April, 2023	April, 2023	October, 2027	AR 41, except Curitiba and Metropolitan Region - February, 2024* AR41, Curitiba and Metropolitan Region -July, 2031	December, 2029
Santa Catarina	October, 2027	September, 2023*	April, 2023	April, 2023	October, 2027	-	December, 2029
Municipality and region of Pelotas, in the State of Rio Grande do Sul	-	April, 2024*	-	April, 2023	October, 2027	-	December, 2029
Pernambuco	-	May, 2024*	-	April, 2023	October, 2027	Part of AR81-July, 2031	December, 2029
Ceará	-	November, 2023*	-	April, 2023	October, 2027	-	December, 2029
Paraíba	-	December, 2023*	-	April, 2023	October, 2027	-	December, 2029
Rio Grande do Norte	-	December, 2023*	-	April, 2023	October, 2027	-	December, 2029
Alagoas	-	December, 2023*	-	April, 2023	October, 2027	-	December, 2029
Piauí	-	March, 2024*	-	April, 2023	October, 2027	-	December, 2029
Minas Gerais (except the municipalities of the PGO sector 3 for 3G, radio frequencies and others)	-	April, 2028*	April, 2023	April, 2023	October, 2027	Part of AR31 - February, 2030*	December, 2029
Bahia and Sergipe	-	August, 2027*	-	April, 2023	October, 2027	-	December, 2029